OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIESAs of June 30, 2021 and December 31, 2020 our current liabilities were as follows:

(in thousands of $)	2021	2020
Deferred charter revenue	44,283	25,504
Other current liabilities	2,349	2,573
Total	46,632	28,077